Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2023-2026) (Detail) - Plan 2023 - 2026 [member] $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	720,368
Granted	48,785	778,756
Settled	(260,960)	(7,473)
Expired	(72,018)	(50,915)
Amount at the end of the fiscal year	436,175	720,368
Expense recognized during the fiscal year | $	$ 3	$ 1
Fair value of shares on grant date (in U.S. dollars) | $ / shares	$ 14.63	$ 14.63